MAXIM SERIES FUND, INC.

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

May 9, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 200549

Re:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of statement of additional information for Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies:

(1)

the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment no. 87 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2)

the text of amendment no. 87 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 28, 2006.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me.

Sincerely,

MAXIM SERIES FUND, INC.

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant Secretary